JPMorgan US GARP Equity Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 1000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
RUSSELL 1000 GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.36%	18.96%	16.78%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	25.26%	16.37%	14.10%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	30.52%	17.05%	14.26%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	32.54%	17.94%	15.00%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	30.64%	15.56%	13.19%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	20.24%	13.79%	11.98%